Annual Fund Operating Expenses - Class ACIS - DWS Large Cap Focus Growth Fund	Dec. 01, 2020
Class A
Operating Expenses:
Management fee	0.62%
Distribution/service (12b-1) fees	0.24%
Other expenses	0.32%
Total annual fund operating expenses	1.18%
Fee waiver/expense reimbursement	0.09%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.09%
Class C
Operating Expenses:
Management fee	0.62%
Distribution/service (12b-1) fees	0.99%
Other expenses	0.32%
Total annual fund operating expenses	1.93%
Fee waiver/expense reimbursement	0.09%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.84%
INST Class
Operating Expenses:
Management fee	0.62%
Distribution/service (12b-1) fees	none
Other expenses	0.24%
Total annual fund operating expenses	0.86%
Fee waiver/expense reimbursement	0.02%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.84%
Class S
Operating Expenses:
Management fee	0.62%
Distribution/service (12b-1) fees	none
Other expenses	0.29%
Total annual fund operating expenses	0.91%
Fee waiver/expense reimbursement	0.07%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.84%